Income Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule Of Basic And Diluted Weighted Average Common Shares Outstanding
A reconciliation of the number of shares used for the basic and diluted income per share calculations is as follows:

	Years ended December 31,
Shares in millions	2017	2016	2015
Basic weighted average common shares outstanding	141	142	144
Stock options and restricted shares	—	—	—
Diluted weighted average common shares outstanding	141	142	144